Basis of Presentation - Effect of Revision on Condensed Consolidated Statement of Operations (Details) - $ / shares	3 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Net loss per share - basic and diluted:
Net loss per share - basic (in dollars per share)	$ (26.18)	$ (22.14)	$ (51.79)	$ (42.84)	$ (61.88)	$ (103.34)	$ (73.44)	$ (153.67)	$ (283.42)	$ (277.43)
Net loss per share - diluted (in dollars per share)	$ (26.18)	$ (22.14)	$ (51.79)	$ (42.84)	$ (61.88)	$ (103.34)	$ (73.44)	$ (153.67)	$ (283.42)	$ (277.43)
Shares used to compute basic net loss per share	451,184	371,031	341,768	91,080	78,763	84,921	403,104	172,288	218,522	77,965
Shares used to compute diluted net loss per share	451,184	371,031	341,768	91,080	78,763	84,921	403,104	172,288	218,522	77,965
As Previously Reported
Net loss per share - basic and diluted:
Net loss per share - basic (in dollars per share)		$ (22.16)	$ (73.76)	$ (23.72)	$ (62.04)	$ (55.34)		$ (125.43)	$ (250.16)	$ (276.97)
Net loss per share - diluted (in dollars per share)		$ (22.16)	$ (73.76)	$ (23.72)	$ (62.04)	$ (55.34)		$ (125.43)	$ (250.16)	$ (276.97)
Shares used to compute basic net loss per share		370,792	239,948	164,523	78,560	158,575		210,934	247,571	78,096
Shares used to compute diluted net loss per share		370,792	239,948	164,523	78,560	158,575		210,934	247,571	78,096
Adjustment
Net loss per share - basic and diluted:
Net loss per share - basic (in dollars per share)		$ 0.02	$ 21.98	$ (19.12)	$ 0.16	$ (48.00)		$ (28.14)	$ (33.26)	$ (0.47)
Net loss per share - diluted (in dollars per share)		$ 0.02	$ 21.98	$ (19.12)	$ 0.16	$ (48.00)		$ (28.14)	$ (33.26)	$ (0.47)
Shares used to compute basic net loss per share		239	101,820	(73,443)	203	(73,654)		(38,646)	(29,049)	(131)
Shares used to compute diluted net loss per share		239	101,820	(73,443)	203	(73,654)		(38,646)	(29,049)	(131)